STOCK OPTIONS AND WARRANTS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
SCHEDULE OF STOCK OPTIONS

	2024
	Shares		Price (1)	Term (2)

Outstanding, at December 31, 2023	127		$62.45	3.4
Granted	105		2.38	3.5
Forfeited	(4)		7.50	3.5
Exercised	-		-

Outstanding, at September 30	228	(3)	36.00	3.4

Exercisable, at September 30	121	(4)	57.35	2.8

(1)	Represents the weighted average exercise price.

(2)	Represents the weighted average remaining contractual term until the stock options expire.

(3)	As of September 30, 2024, the aggregate intrinsic value of stock options outstanding was $0.

(4)	As of September 30, 2024, the aggregate intrinsic value of exercisable stock options was $0.

	2023				2022
	Shares		Price (1)	Term (2)	Shares		Price (1)	Term (2)

Outstanding, at December 31,	145		$72.25	3.3	114		$124.00	3.3
Granted	16		9.89		79		25.25
Forfeited	(34)		-		(48)		-
Exercised	-		-		-		-

Outstanding, at December 31	127	(3)	62.45	3.4	145	(4)	72.25	3.3

Exercisable, at December 31	89	(4)	68.67	3.1	90	(5)	75.50	3.4

(1)	Represents the weighted average exercise price.

(2)	Represents the weighted average remaining contractual term until the stock options expire.

(3)	As of December 31, 2023, and 2022 the aggregate intrinsic value of stock options outstanding was approximately $65,500.

(4)	As of December 31, 2023, and 2022 the aggregate intrinsic value of exercisable stock options was approximately $24,600.

SCHEDULE OF WARRANT OUTSTANDING

The following table sets forth activity with respect to the Company’s warrants to purchase Common Stock for the nine months ended September 30, 2024 (shares in thousands):

	2024
	Shares		Price (1)	Term (2)
Outstanding, at December 31	2,821		$13.15	4.3
Grants of warrants:
Private placement	6,366	(3)
Consultants for services	4	(4)
Warrant inducement	1,471	(5)
Exercised	(1,394	)(6)
Forfeited	(24)
Outstanding, at September 30	9,244	(7)	$2.98	4.3
Exercisable, at September 30	9,095	(8)	$2.90	4.3

(1)	Represents the weighted average exercise price.

(2)	Represents the weighted average remaining contractual term until the warrants expire.

(3)	In June 30, 2024, the Company granted warrants in connection with a private placement consisting of warrants to purchase up to an aggregate of 3,220,266 shares of common stock at an exercise price of $2.204 per share, and pre-funded warrants to purchase up to an aggregate of 3,050,768 with a relative fair value of approximately $7.5 million which was recorded to additional paid-in capital at the time of issuance. In September 30, 2024, the Company granted warrants in connection with a private placement consisting of warrants to purchase up to an aggregate of 95,467 shares of common stock at an exercise price of $3.9375 per share, with a relative fair value of approximately $0.3 million which was recorded to additional paid-in capital at the time of issuance.

(4)	During the second quarter of 2024, the Company granted warrants to purchase up to an aggregate of 4,000 shares of common stock at an exercise price of $2.38 per share, to consultant for business development services.

(5)	In February 2024, the Company granted warrants in connection with a warrant inducement consisting of warrants to purchase up to an aggregate of 1,470,592 shares of common stock at an exercise price of $5.05 per share, with a relative fair value of approximately $3.9 million which was recorded to additional paid-in capital at the time of issuance.

(6)	During the first quarter of 2024, the Company issued an aggregate of 1,393,393 shares of common stock from the exercise of warrants previously issued in November 2023.

(7)	As of September 30, 2024, the aggregate intrinsic value of warrants outstanding was $0 million.

(8)	As of September 30, 2024, the aggregate intrinsic value of warrants exercisable was $0 million.

The following table sets forth activity with respect to the Company’s warrants to purchase Common Stock for the years ended December 31, 2023 and 2022 (shares in thousands):

	2023				2022
	Shares		Price (1)	Term (2)	Shares		Price (1)	Term (2)

Outstanding, at December 31	144		$137.50	2.6	102		$186.00	3.1
Grants of warrants:
Consultants for services	86	(3)			42
Private placement	3,265	(4)			-
Exercised	(624	)(5)			-
Forfeited	(50)				-
Outstanding, at December 31	2,821	(6)	$13.15	4.6	144	(6)	$137.50	2.6

Exercisable, at December 31	2,760	(7)	$9.30	3.5	124	(7)	$145.00	2.5

(1)	Represents the weighted average exercise price.

(2)	Represents the weighted average remaining contractual term until the warrants expire.

(3)	In February 2023, the Company granted warrants to consultants in exchange for business development, product development and distribution. Warrants issued in February 2023 provide for the purchase of an aggregate of 84,000 shares of common stock at an exercise price of $22.75 and $15.25 per share with a fair value of approximately $1.3 million which will be recognized upon the achievement of performance metrics and milestones. In June 2023, the Company granted warrants to consultants in exchange for services. Warrants issued in June 2023 provide for the purchase of an aggregate of 1,500 shares of common stock at an exercise price of $10.25 per share at a fair value of approximately $0.1 million which will be recognized upon the achievement of performance metrics and milestones. In August 2023, the Company granted warrants to consultants in exchange for services. Warrants issued in August 2023 provide for the purchase of an aggregate of 900 shares of common stock at an exercise price of $8.50 per share at a fair value of approximately less than $0.1 million which will be recognized per the vesting schedule. For the years ended December 31, 2023 and 2022, the Company recognized expense of $0.7 million, respectively.

(4)	In January 2023, the Company granted warrants in connection with a private placement consisting of pre-funded warrants to purchase up to an aggregate of 186,667 shares of common stock at an exercise price of $0.0001 per share, and warrants to purchase up to an aggregate of 266,667 shares of common stock at an exercise price of $30 per share with a fair value of approximately $14.5 million which was recognized as warrant liability at the time of issuance. In November 2023, the Company amended the warrants to modify the provisions that had required them to be previously classified as liabilities and enabled them to be classified as equity under the relevant accounting standards (see note 14). Additionally, in November 2023, the Company granted warrants in connection with a private placement consisting of pre-funded warrants to purchase up to an aggregate of 850,393 shares of common stock at an exercise price of $0.0001 per share, and warrants to purchase up to an aggregate of 1,960,786 shares of common stock at an exercise price of $3.83 per share with a relative fair value of approximately $3.8 million which was recorded to additional paid-in capital at the time of issuance.

(5)	In March 2023, the Company issued an aggregate of 186,667 shares of common stock from the exercise of warrants previously issued in January 2023. In December 2023, the Company issued an aggregate of 437,393 shares of common stock from the exercise of warrants previously issued in November 2023.

(6)	As of December 31, 2023 and 2022, the aggregate intrinsic value of warrants outstanding was $19.2 million, and $0, respectively.

(7)	As of December 31, 2023 and 2022, the aggregate intrinsic value of warrants exercisable was $19.2 million, and $0 respectively.

Warrant [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
SCHEDULE OF WEIGHTED AVERAGE ASSUMPTIONS USED IN THE FAIR VALUE

2024

Measurement date closing price of Common Stock (1)	$3.08
Contractual term (years) (2)	5.0
Risk-free interest rate	3.1%
Volatility	140%
Dividend yield	0%

(1)	Closing price on grant date.

(2)	The valuation of warrants is based on the expected term.

	2023	2022

Measurement date closing price of Common Stock (1)	$3.83	$19.75
Contractual term (years) (2)	3.4	5.0
Risk-free interest rate	4.7%	3.6%
Volatility	100%	102%
Dividend yield	0%	0%

(1)	Weighted average grant price.

(2)	The valuation of warrants is based on the expected term.

Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
SCHEDULE OF WEIGHTED AVERAGE ASSUMPTIONS USED IN THE FAIR VALUE
2024
Grant date closing price of Common Stock	$2.38
Expected term (years)	3.5
Risk-free interest rate	4.3%
Volatility	140%
Dividend yield	0%

	2023	2022

Grant date closing price of Common Stock	$9.89	$25.25
Expected term (years)	3.5	3.5
Risk-free interest rate	3.9%	3.4%
Volatility	102%	112%
Dividend yield	0%	0%